Schedule of Proforma Condensed Balance Sheet (Details) (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	21,250,000	21,250,000
Ordinary shares, shares outstanding	21,250,000	21,250,000
Pro Forma [Member]
Ordinary shares, par value	$ 0.0001
Ordinary shares, shares authorized	500,000,000
Ordinary shares, shares issued	25,000,000
Ordinary shares, shares outstanding	25,000,000
Proceeds from offering, gross	$ 15,000,000
Accrued expenses and other current liabilities	1,200,000
Offering expenses	623,247
Proceeds from offering, net	12,048,300
Underwriting discounts	1,200,000
Estimated offering expenses	$ 1,751,700